Schedule of Debt Outstanding (Parenthetical) (Detail)	Dec. 31, 2017
1.7% notes due 2021
Debt Instrument [Line Items]
Senior notes, coupon rates	1.70%
2.4% notes due 2022
Debt Instrument [Line Items]
Senior notes, coupon rates	2.40%
1.3% notes due 2025
Debt Instrument [Line Items]
Senior notes, coupon rates	1.30%
2.6% notes due 2026
Debt Instrument [Line Items]
Senior notes, coupon rates	2.60%
6.625% Debentures due 2028
Debt Instrument [Line Items]
Senior notes, coupon rates	6.625%
7.65% Debentures due 2027
Debt Instrument [Line Items]
Senior notes, coupon rates	7.65%
6.25% notes due 2037
Debt Instrument [Line Items]
Senior notes, coupon rates	6.25%
3.65% Notes due 2042
Debt Instrument [Line Items]
Senior notes, coupon rates	3.65%
4.5% notes due 2043
Debt Instrument [Line Items]
Senior notes, coupon rates	4.50%
3.5% notes due 2046
Debt Instrument [Line Items]
Senior notes, coupon rates	3.50%